VIE Long-term Debt Issued by Securitization and Permanent Financing Trusts, at Fair Market Value (Details) (Predecessor, USD $)				12 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended																								12 Months Ended						12 Months Ended								12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended																																																																																					12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 VIE long-term debt issued by securitization and permanent financing facilities, at fair market value	Dec. 31, 2011 VIE long-term debt issued by securitization and permanent financing facilities, at fair market value	Sep. 30, 2013 VIE item	Sep. 30, 2012 VIE item	Dec. 31, 2012 VIE item	Dec. 31, 2011 VIE item	Jun. 15, 2011 VIE 2011-1	Jun. 15, 2011 VIE 2011-1 Aaa	Jun. 15, 2011 VIE 2011-1 Baa2	Dec. 08, 2011 VIE 2011-2	Dec. 08, 2011 VIE 2011-2 Aaa	Dec. 08, 2011 VIE 2011-2 Baa2	Mar. 16, 2012 VIE 2012-1	Mar. 16, 2012 VIE 2012-1 Aaa	Mar. 16, 2012 VIE 2012-1 Baa2	Jul. 25, 2012 VIE 2012-2	Jul. 25, 2012 VIE 2012-2 Aaa	Jul. 25, 2012 VIE 2012-2 Baa2	Nov. 19, 2012 VIE 2012-3	Nov. 19, 2012 VIE 2012-3 Aaa	Nov. 19, 2012 VIE 2012-3 Baa2	Sep. 30, 2013 VIE Securitization trusts	Dec. 31, 2012 VIE Securitization trusts	Dec. 31, 2011 VIE Securitization trusts	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2002-A	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2002-A	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2003-A	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2003-A	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2004-A A-1	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2004-A A-1	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2004-A A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2004-A A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2004-A A-2	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2004-A A-2	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2005-1 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2005-1 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2005-1 A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2005-1 A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2005-1 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2005-1 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables I, LLC 2005-1 B	Dec. 31, 2011 VIE 321 Henderson Receivables I, LLC 2005-1 B	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-1 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-1 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-1 A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-1 A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-1 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-1 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-2 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-2 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-2 A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-2 A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-2 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-2 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-3 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-3 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-3 A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-3 A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-3 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-3 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-4 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-4 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-4 A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-4 A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2006-4 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2006-4 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2007-1 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2007-1 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2007-1 A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2007-1 A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2007-1 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2007-1 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2007-2 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2007-2 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2007-2 A-1 LIBOR	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2007-2 A-1 LIBOR	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2007-2 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2007-2 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables II, LLC 2007-3 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables II, LLC 2007-3 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables III, LLC 2008-1 A	Dec. 31, 2011 VIE 321 Henderson Receivables III, LLC 2008-1 A	Dec. 31, 2012 VIE 321 Henderson Receivables III, LLC 2008-1 B	Dec. 31, 2011 VIE 321 Henderson Receivables III, LLC 2008-1 B	Dec. 31, 2012 VIE 321 Henderson Receivables III, LLC 2008-1 C	Dec. 31, 2011 VIE 321 Henderson Receivables III, LLC 2008-1 C	Dec. 31, 2012 VIE 321 Henderson Receivables III, LLC 2008-1 D	Dec. 31, 2011 VIE 321 Henderson Receivables III, LLC 2008-1 D	Dec. 31, 2012 VIE 321 Henderson Receivables IV, LLC 2008-2 A	Dec. 31, 2011 VIE 321 Henderson Receivables IV, LLC 2008-2 A	Dec. 31, 2012 VIE 321 Henderson Receivables IV, LLC 2008-2 B	Dec. 31, 2011 VIE 321 Henderson Receivables IV, LLC 2008-2 B	Dec. 31, 2012 VIE 321 Henderson Receivables V, LLC 2008-3 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables V, LLC 2008-3 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables V, LLC 2008-3 A-2	Dec. 31, 2011 VIE 321 Henderson Receivables V, LLC 2008-3 A-2	Dec. 31, 2012 VIE 321 Henderson Receivables V, LLC 2008-3 B	Dec. 31, 2011 VIE 321 Henderson Receivables V, LLC 2008-3 B	Dec. 31, 2012 VIE 321 Henderson Receivables VI, LLC 2010-1 A-1	Dec. 31, 2011 VIE 321 Henderson Receivables VI, LLC 2010-1 A-1	Dec. 31, 2012 VIE 321 Henderson Receivables VI, LLC 2010-1 B	Dec. 31, 2011 VIE 321 Henderson Receivables VI, LLC 2010-1 B	Dec. 31, 2012 VIE JG Wentworth XXI, LLC 2010-2 A	Dec. 31, 2011 VIE JG Wentworth XXI, LLC 2010-2 A	Dec. 31, 2012 VIE JG Wentworth XXI, LLC 2010-2 B	Dec. 31, 2011 VIE JG Wentworth XXI, LLC 2010-2 B	Dec. 31, 2012 VIE JG Wentworth XXII, LLC 2010-3 A	Dec. 31, 2011 VIE JG Wentworth XXII, LLC 2010-3 A	Dec. 31, 2012 VIE JG Wentworth XXII, LLC 2010-3 B	Dec. 31, 2011 VIE JG Wentworth XXII, LLC 2010-3 B	Dec. 31, 2012 VIE JG Wentworth XXIII, LLC 2011-1 A	Dec. 31, 2011 VIE JG Wentworth XXIII, LLC 2011-1 A	Dec. 31, 2012 VIE JG Wentworth XXIII, LLC 2011-1 B	Dec. 31, 2011 VIE JG Wentworth XXIII, LLC 2011-1 B	Dec. 31, 2012 VIE JGWPT XXIV, LLC 2011-2 A	Dec. 31, 2011 VIE JGWPT XXIV, LLC 2011-2 A	Dec. 31, 2012 VIE JGWPT XXIV, LLC 2011-2 B	Dec. 31, 2011 VIE JGWPT XXIV, LLC 2011-2 B	Dec. 31, 2012 VIE JGWPT XXV, LLC 2012-1 A	Dec. 31, 2012 VIE JGWPT XXV, LLC 2012-1 B	Dec. 31, 2012 VIE JGWPT XXVI, LLC 2012-2 A	Dec. 31, 2012 VIE JGWPT XXVI, LLC 2012-2 B	Dec. 31, 2012 VIE JGWPT XXVII, LLC 2012-3 A	Dec. 31, 2012 VIE JGWPT XXVII, LLC 2012-3 B	Dec. 31, 2012 VIE Structured Receivables Finance No. 1, LLC 2004-A A	Dec. 31, 2011 VIE Structured Receivables Finance No. 1, LLC 2004-A A	Dec. 31, 2012 VIE Structured Receivables Finance No. 1, LLC 2004-A B	Dec. 31, 2011 VIE Structured Receivables Finance No. 1, LLC 2004-A B	Dec. 31, 2012 VIE Structured Receivables Finance No. 2, LLC 2005-A A	Dec. 31, 2011 VIE Structured Receivables Finance No. 2, LLC 2005-A A	Dec. 31, 2012 VIE Structured Receivables Finance No. 2, LLC 2005-A B	Dec. 31, 2011 VIE Structured Receivables Finance No. 2, LLC 2005-A B	Dec. 31, 2012 VIE Peachtree Finance Company No. 2, LLC 2005-B A	Dec. 31, 2011 VIE Peachtree Finance Company No. 2, LLC 2005-B A	Dec. 31, 2012 VIE Peachtree Finance Company No. 2, LLC 2005-B B	Dec. 31, 2011 VIE Peachtree Finance Company No. 2, LLC 2005-B B	Dec. 31, 2012 VIE Structured Receivables Finance No. 3, LLC 2006-A A	Dec. 31, 2011 VIE Structured Receivables Finance No. 3, LLC 2006-A A	Dec. 31, 2012 VIE Structured Receivables Finance No. 3, LLC 2006-A B	Dec. 31, 2011 VIE Structured Receivables Finance No. 3, LLC 2006-A B	Dec. 31, 2012 VIE Structured Receivables Finance 2006-B, LLC 2006-B A	Dec. 31, 2011 VIE Structured Receivables Finance 2006-B, LLC 2006-B A	Dec. 31, 2012 VIE Structured Receivables Finance 2006-B, LLC 2006-B B	Dec. 31, 2011 VIE Structured Receivables Finance 2006-B, LLC 2006-B B	Dec. 31, 2012 VIE Structured Receivables Finance 2010-A, LLC 2010-A A	Dec. 31, 2011 VIE Structured Receivables Finance 2010-A, LLC 2010-A A	Dec. 31, 2012 VIE Structured Receivables Finance 2010-A, LLC 2010-A B	Dec. 31, 2011 VIE Structured Receivables Finance 2010-A, LLC 2010-A B	Dec. 31, 2012 VIE Structured Receivables Finance 2010-B, LLC 2010-B A	Dec. 31, 2011 VIE Structured Receivables Finance 2010-B, LLC 2010-B A	Dec. 31, 2012 VIE Structured Receivables Finance 2010-B, LLC 2010-B B	Dec. 31, 2011 VIE Structured Receivables Finance 2010-B, LLC 2010-B B	Sep. 30, 2013 VIE Permanent financing VIEs	Dec. 31, 2012 VIE Permanent financing VIEs	Dec. 31, 2011 VIE Permanent financing VIEs	Dec. 31, 2012 VIE JGW-S LC II 2011-A	Dec. 31, 2011 VIE JGW-S LC II 2011-A	Dec. 31, 2012 VIE PSS	Dec. 31, 2011 VIE PSS	Dec. 31, 2012 VIE PSS LIBOR	Dec. 31, 2011 VIE PSS LIBOR	Dec. 31, 2012 VIE Crescit	Dec. 31, 2011 VIE Crescit	Dec. 31, 2012 VIE SRF6	Dec. 31, 2011 VIE SRF6
VIE Long-term Debt Issued by Securitization and Permanent Financing trusts, at Fair Market Value
Number of asset securitization transactions completed						2	2	3	2
Bond proceeds										$ 247,300,000			$ 189,200,000			$ 232,400,000			$ 158,000,000			$ 200,200,000
Receivables securitized		0	221,000							5,241,000			3,799,000			4,476,000			3,016,000			3,946,000
Deal discount rate (as a percent)										4.97%			5.27%			4.62%			4.27%			3.77%
Retained interest %										6.75%			7.10%			6.75%			6.75%			6.75%
Class allocation (as a percent)											85.25%	8.00%		85.25%	7.65%		85.00%	8.25%		85.00%	8.25%		85.25%	8.00%
Outstanding Principal				3,013,339,000		3,233,769,000		3,012,979,000																	2,913,160,000	2,693,597,000	2,312,685,000	11,034,000	14,686,000	26,055,000	31,157,000	50,858,000	59,963,000			20,576,000	20,741,000	86,766,000	99,581,000			38,301,000	38,980,000	2,334,000	2,375,000	26,307,000	31,447,000			18,874,000	19,064,000	27,560,000	31,748,000			21,070,000	21,252,000	30,492,000	35,720,000			26,654,000	26,750,000	27,402,000	32,003,000			21,633,000	21,903,000	42,670,000	47,185,000			17,929,000	18,248,000	46,087,000	49,724,000			17,574,000	17,750,000	70,471,000	76,565,000	69,880,000	76,340,000	3,235,000	3,235,000	3,235,000	3,235,000	3,529,000	3,529,000	83,059,000	89,933,000	6,194,000	6,194,000	57,311,000	61,391,000	7,084,000	7,588,000	4,695,000	4,695,000	165,762,000	183,684,000	26,470,000	26,470,000	77,113,000	87,240,000	8,914,000	8,914,000	148,881,000	167,365,000	17,009,000	17,009,000	209,040,000	221,836,000	21,212,000	21,212,000	168,192,000	173,626,000	15,580,000	15,580,000	207,315,000	20,564,000	143,245,000	13,985,000	183,032,000	17,181,000	5,981,000	9,571,000	8,453,000	9,175,000	23,807,000	29,942,000	11,029,000	12,112,000	28,627,000	35,576,000	6,497,000	7,060,000	43,000,000	50,356,000	11,122,000	12,197,000	51,457,000	56,547,000	8,977,000	9,543,000	86,302,000	97,891,000	12,355,000	12,355,000	69,986,000	80,442,000	14,000,000	14,000,000	320,609,000	319,382,000	321,944,000	19,484,000	2,914,000	197,765,000	213,580,000			34,577,000	36,009,000	67,556,000	69,441,000
Stated Rate (as a percent)																												4.74%	4.74%	4.86%	4.86%					5.54%	5.54%					5.58%	5.58%	5.24%	5.24%					5.56%	5.56%					5.93%	5.93%					5.60%	5.60%					5.43%	5.43%					5.59%	5.59%					6.21%	6.21%	6.15%	6.15%	6.19%	6.19%	8.37%	8.37%	9.36%	9.36%	10.81%	10.81%	6.27%	6.27%	8.63%	8.63%	8.00%	8.00%	8.00%	8.00%	10.00%	10.00%	5.56%	5.56%	9.31%	9.31%	4.07%	4.07%	7.45%	7.45%	3.82%	3.82%	6.85%	6.85%	4.89%	4.89%	7.68%	7.68%	5.13%	5.13%	8.54%	8.54%	4.21%	7.14%	3.84%	6.77%	3.22%	6.17%	4.06%	4.06%	7.50%	7.50%	5.05%	5.05%	6.95%	6.95%	4.71%	4.71%	6.21%	6.21%	5.55%	5.55%	6.82%	6.82%	5.19%	5.19%	6.30%	6.30%	5.22%	5.22%	7.61%	7.61%	3.73%	3.73%	7.97%	7.97%				12.38%	11.90%					8.10%	8.10%	8.50%	8.50%
Variable interest rate basis																																		Libor	Libor					Libor	Libor							Libor	Libor					Libor	Libor					Libor	Libor					Libor	Libor					Libor	Libor					Libor	Libor																																																																																				Libor	Libor
Margin added to variable interest rate basis (as a percent)																																		0.35%	0.35%					0.23%	0.23%							0.20%	0.20%					0.20%	0.20%					0.20%	0.20%					0.20%	0.20%					0.20%	0.20%					0.21%	0.21%																																																																																				1.00%	1.00%
Fair Value	3,437,861,000	3,229,591,000	2,663,873,000			3,437,861,000		3,229,591,000																	3,095,261,000	2,892,466,000	2,351,325,000	11,799,000	15,465,000	28,777,000	32,990,000	48,653,000	53,758,000			21,683,000	19,164,000	79,645,000	85,005,000			37,540,000	33,960,000	2,183,000	1,940,000	25,043,000	28,270,000			19,168,000	17,195,000	25,203,000	26,969,000			21,062,000	18,739,000	28,241,000	30,944,000			26,165,000	23,067,000	25,299,000	27,878,000			20,549,000	18,297,000	36,108,000	36,333,000			16,510,000	14,841,000	36,214,000	34,794,000			16,864,000	15,188,000	75,067,000	74,573,000	83,378,000	86,457,000	4,334,000	3,971,000	4,250,000	3,723,000	4,837,000	4,290,000	99,935,000	101,256,000	7,717,000	6,912,000	77,272,000	77,435,000	9,216,000	9,104,000	4,618,000	4,034,000	194,124,000	204,791,000	35,205,000	32,133,000	84,111,000	92,716,000	10,985,000	10,049,000	160,487,000	172,763,000	20,118,000	18,085,000	232,367,000	227,444,000	23,664,000	20,773,000	186,828,000	175,471,000	18,057,000	15,652,000	218,912,000	21,892,000	146,005,000	14,325,000	179,369,000	16,918,000	6,193,000	9,951,000	9,979,000	10,803,000	26,056,000	32,734,000	13,166,000	13,409,000	30,992,000	38,517,000	7,517,000	7,613,000	49,200,000	56,442,000	13,194,000	13,176,000	59,160,000	62,292,000	9,663,000	9,358,000	99,108,000	108,646,000	15,004,000	13,305,000	75,262,000	83,409,000	17,275,000	15,241,000	342,600,000	337,125,000	312,548,000	19,484,000	2,933,000	177,352,000	175,220,000			46,755,000	45,762,000	93,534,000	88,633,000
Estimated maturities of borrowings
2013				239,484,000
2014				258,277,000
2015				248,059,000
2016				223,790,000
2017				214,166,000
Thereafter				1,829,563,000
Total				3,013,339,000		3,233,769,000		3,012,979,000																	2,913,160,000	2,693,597,000	2,312,685,000	11,034,000	14,686,000	26,055,000	31,157,000	50,858,000	59,963,000			20,576,000	20,741,000	86,766,000	99,581,000			38,301,000	38,980,000	2,334,000	2,375,000	26,307,000	31,447,000			18,874,000	19,064,000	27,560,000	31,748,000			21,070,000	21,252,000	30,492,000	35,720,000			26,654,000	26,750,000	27,402,000	32,003,000			21,633,000	21,903,000	42,670,000	47,185,000			17,929,000	18,248,000	46,087,000	49,724,000			17,574,000	17,750,000	70,471,000	76,565,000	69,880,000	76,340,000	3,235,000	3,235,000	3,235,000	3,235,000	3,529,000	3,529,000	83,059,000	89,933,000	6,194,000	6,194,000	57,311,000	61,391,000	7,084,000	7,588,000	4,695,000	4,695,000	165,762,000	183,684,000	26,470,000	26,470,000	77,113,000	87,240,000	8,914,000	8,914,000	148,881,000	167,365,000	17,009,000	17,009,000	209,040,000	221,836,000	21,212,000	21,212,000	168,192,000	173,626,000	15,580,000	15,580,000	207,315,000	20,564,000	143,245,000	13,985,000	183,032,000	17,181,000	5,981,000	9,571,000	8,453,000	9,175,000	23,807,000	29,942,000	11,029,000	12,112,000	28,627,000	35,576,000	6,497,000	7,060,000	43,000,000	50,356,000	11,122,000	12,197,000	51,457,000	56,547,000	8,977,000	9,543,000	86,302,000	97,891,000	12,355,000	12,355,000	69,986,000	80,442,000	14,000,000	14,000,000	320,609,000	319,382,000	321,944,000	19,484,000	2,914,000	197,765,000	213,580,000			34,577,000	36,009,000	67,556,000	69,441,000
Interest expense related to borrowings				$ 119,154,000	$ 97,094,000